Significant Accounting Policies - Additional Information (Detail)		1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended		71 Months Ended
	Jul. 02, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) segment shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Jan. 17, 2022 shares	Dec. 31, 2019 USD ($)
Accounting Policies [Line Items]
Cash equivalents, at carrying value			$ 29,802,000		$ 20,558,000	$ 20,558,000	$ 4,578,000	$ 20,558,000
Unrecognized tax benefits					180,000	180,000	0	180,000		$ 0
Retained earnings accumulated deficit			(228,996,000)		(161,510,000)	(161,510,000)	(106,364,000)	(161,510,000)
Net income loss			(67,486,000)	$ (11,609,000)		(55,146,000)	(26,749,000)
Impairment of long lived assets			0	0		0	0
Depreciation expense			593,000	176,000		1,451,000	606,000
Cash and cash equivalents			29,802,000		20,558,000	$ 20,558,000		20,558,000
Unsufficient to fund its obligations term						12 months
Finite lived intangible assets amortization expense next twelve months			154,000		215,000	$ 215,000		215,000
Finite lived intangible assets amortization expense next two years			215,000		215,000	215,000		215,000
Finite lived intangible assets amortization expense next three years			$ 5,000		$ 5,000	$ 5,000		$ 5,000
Number of Operating Segments | segment			1			1
Capital Unit, Class A [Member]
Accounting Policies [Line Items]
Net income loss			$ (67,486)	(11,609)		$ (55,146)	(26,749)
Limited Partners' Capital Account, Units Authorized | shares			190,000,000		190,000,000	190,000,000		190,000,000
Capital Unit, Class B [Member]
Accounting Policies [Line Items]
Limited Partners' Capital Account, Units Authorized | shares			50,000,000		10,000,000	10,000,000		10,000,000	50,000,000
Promissory Note [Member]
Accounting Policies [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount			$ 80,000,000
Promissory Note [Member] | Capital Unit, Class A [Member]
Accounting Policies [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount			$ 80,000,000
Acquired Assembly Workforce [Member]
Accounting Policies [Line Items]
Finite lived intangible assets useful lives			5 years			5 years
Finite lived intangible assets amortization expense			$ 54,000	$ 54,000		$ 214,000	215,000
CAYMAN ISLANDS
Accounting Policies [Line Items]
Periods for which the profits earned are exempt from tax								20 years
Defined contribution plan costs						$ 8,000	$ 20,000
Defined contribution plan employer matching contribution percent						7.00%	7.00%
UNITED STATES
Accounting Policies [Line Items]
Defined contribution plan costs						$ 161,000	$ 119,000
Social Capital Suvretta Holdings Corp. III [Member]
Accounting Policies [Line Items]
Cash equivalents, at carrying value					$ 0	0		$ 0
Unrecognized tax benefits					0	0		0
Unrecognized tax benefits, accrued interests and penalities					0
Cash, FDIC insured amount			250,000		250,000	250,000		250,000
Deferred underwriting fee			7,700,000		7,700,000	7,700,000		7,700,000
Accrued legal expense			4,095,414		1,506,528	1,506,528		1,506,528
Accrued printing expense			283,348		5,000	5,000		5,000
Accrued due diligence expense			529,688		282,500	282,500		282,500
Accrued regulatory filing fee			363,740		70,000	70,000		70,000
Accrued accounting expense			70,000		770	770		770
Business combination, accrued legal expense			2,500,000
Business combination, accrued consulting expense			247,188
Business combination, Accrued other transactional related expenses			534,906
Retained earnings accumulated deficit			(12,361,009)		(8,388,308)	$ (8,388,308)		$ (8,388,308)
Net income loss		$ (5,182)	(3,981,025)		(2,324,629)
Common Class A [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Accounting Policies [Line Items]
Net income loss		$ 0	$ (3,200,799)		$ (1,675,346)
Common Class A [Member] | IPO [Member]
Accounting Policies [Line Items]
Deferred offering costs	$ 379,666
Transaction costs incurred inconnection with initial public offering	12,479,666
Underwriting fee	4,400,000
Deferred underwriting fee	7,700,000
Common Class A [Member] | IPO [Member] | Social Capital Suvretta Holdings Corp. III [Member]
Accounting Policies [Line Items]
Deferred offering costs	379,666
Transaction costs incurred inconnection with initial public offering	12,479,666
Underwriting fee	4,400,000
Deferred underwriting fee	$ 7,700,000